INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 145,894	$ 158,763
Work in process	116,698	116,553
Finished goods	20,096	26,792
Inventory, net, total	282,688	302,108
Aggregate inventory write-downs	$ 8,327	$ 8,192